Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Note 10 - Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date consolidated financial statements were issued. Based on this evaluation, other than as noted in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.